Exceptional items (Tables)	12 Months Ended
Dec. 31, 2017
Exceptional items
Schedule of exceptional items

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Exceptional impairment - property, plant and equipment	54	9	—
Restructuring costs	38	15	13
Start-up costs	8	5	30
Exceptional impairment - working capital	—	—	(2)
Non-cash inventory adjustment	—	10	—
Past service credit	—	(24)	—
Exceptional items - cost of sales	100	15	41
Transaction related costs - acquisition, integration and IPO	49	128	45
Restructuring and other costs	—	2	3
Exceptional items - SGA expenses	49	130	48
Debt refinancing and settlement costs	117	157	15
Exceptional loss on derivative financial instruments	15	11	—
Interest payable on acquisition notes	—	17	—
Exceptional items - finance expense	132	185	15
Exceptional gain on derivative financial instruments	—	(88)	—
Exceptional items - finance income	—	(88)	—
Total exceptional items	281	242	104